Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Receivables

	2020		2019		2018
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Trade	548	2,330	455	2,706	150	2,210
Tax credit, export rebates and production incentives	9,283	10,060	6,896	6,076	3,534	3,315
Loans to third parties and balances with related parties (1)	814	997	2,435	3,288	3,565	4,920
Collateral deposits	2,062	2,152	2	640	1	575
Prepaid expenses	740	3,503	603	2,370	240	2,207
Advances and loans to employees	17	263	29	596	25	572
Advances to suppliers and custom agents (2)	—	8,525	—	10,896	1	4,212
Receivables with partners in JO	2,334	4,143	2,248	7,932	2,644	2,379
Insurance receivables	—	1,133	—	498	—	758
Miscellaneous	177	1,339	45	1,255	32	770

	15,975	34,445	12,713	36,257	10,192	21,918
Provision for other doubtful receivables	(1,318)	(76)	(924)	(65)	(575)	(51)

	14,657	34,369	11,789	36,192	9,617	21,867

(1)	See Note 35 for information about related parties.
(2)	Includes among others, advances to customs agents for the payment of taxes and import rights related to the imports of fuels and goods.